OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME (Tables)	12 Months Ended
Dec. 31, 2015
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
Components of other receivables, prepaid expenses and accrued income

(in thousands of $)	2015	2014
Prepaid expenses	3,580	3,119
Other receivables	17,697	12,102
Corporation tax receivable	3,476	2,277
	24,753	17,498